UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 8, 2006

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	35575
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS                     COM              013104104      139     6491 SH       SOLE                     6491
AMGEN                          COM              031162100      787     9975 SH       SOLE                     9975
APPLIED MATLS                  COM              038222105      230    12825 SH       SOLE                    12825
BANK OF AMERICA                COM              060505104      240     5210 SH       SOLE                     5210
BECTON DICKINSON               COM              075887109      475     7905 SH       SOLE                     7905
BJ SERVICES                    COM              055482103      234     6375 SH       SOLE                     6375
CHEVRON CORP                   COM              166764100      297     5232 SH       SOLE                     5232
CISCO SYSTEMS                  COM              17275R102      407    23780 SH       SOLE                    23780
CIT GROUP                      COM              125581108      401     7735 SH       SOLE                     7735
CITIGROUP                      COM              172967101      304     6272 SH       SOLE                     6272
CONOCOPHILLIPS                 COM              20825c104      162     2783 SH       SOLE                     2783
COSTCO                         COM              22160K105      790    15975 SH       SOLE                    15975
DEVON ENERGY                   COM              25179M103       25      400 SH       SOLE                      400
DOMINION RES                   COM              25746U109      811    10500 SH       SOLE                    10500
DUKE ENERGY                    COM              264399106      329    12000 SH       SOLE                    12000
EXXON MOBIL                    COM              30231G102      942    16767 SH       SOLE                    16767
FDX CORP                       COM              31428X106      912     8819 SH       SOLE                     8819
GENERAL ELECTRIC               COM              369604103      851    24294 SH       SOLE                    24294
HELMERICH & PAYNE              COM              423452101      190     3075 SH       SOLE                     3075
HOME DEPOT                     COM              437076102      407    10050 SH       SOLE                    10050
INCO LTD                       COM              453258402       27      625 SH       SOLE                      625
INT'L BUS MACH                 COM              459200101      511     6222 SH       SOLE                     6222
JOHNSON & JOHNSON              COM              478160104      825    13721 SH       SOLE                    13721
KIMCO REALTY                   COM              49446r109       13      400 SH       SOLE                      400
KINDER MORGAN ENERGY UT LP     COM              494550106      142     2975 SH       SOLE                     2975
L-3 COMM                       COM              502424104      438     5885 SH       SOLE                     5885
MBNA                           COM              55262L100      371    13670 SH       SOLE                    13670
MEDTRONIC                      COM              585055106      565     9815 SH       SOLE                     9815
MICRON TECH                    COM              595112103       50     3750 SH       SOLE                     3750
MICROSOFT                      COM              594918104      643    24590 SH       SOLE                    24590
PEPSICO INC                    COM              713448108      602    10195 SH       SOLE                    10195
PROCTOR & GAMBLE               COM              742718109      193     3340 SH       SOLE                     3340
ROYAL DUTCH SHELL ADR          COM              780259206      114     1860 SH       SOLE                     1860
ST JUDE MEDICAL                COM              790849103      161     3200 SH       SOLE                     3200
SUBURBAN PROP LP               COM              864482104      545    20810 SH       SOLE                    20810
SUN MICROSYSTEMS               COM              866810104       73    17505 SH       SOLE                    17505
SUNCOR ENERGY INC COM          COM              867229106        6      100 SH       SOLE                      100
SYSCO                          COM              871829109      346    11130 SH       SOLE                    11130
TARGET                         COM              87612E106      247     4485 SH       SOLE                     4485
TITLE ONE CORP                 COM                             252    36000 SH       SOLE                    36000
TRIUMPH GOLD CORP              COM              896807104        4    55000 SH       SOLE                    55000
UNITED PARCEL SERVICE CL B     COM              911312106      212     2820 SH       SOLE                     2820
US BANCORP                     COM              902973106    16830   563072 SH       SOLE                   563072
WACHOVIA CORP                  COM              929903102      304     5760 SH       SOLE                     5760
WAL-MART                       COM              931142103      338     7221 SH       SOLE                     7221
WASHINGTON MUTUAL              COM              939322103      457    10510 SH       SOLE                    10510
WELLS FARGO                    COM              949746101      748    11900 SH       SOLE                    11900
BARON GROWTH FD                                 068278209      321 7065.004 SH       SOLE                 7065.004
LAUDUS INT'L MRKTMASTERS INST                   808509640      362 20149.571SH       SOLE                20149.571
THORNBURG VAL FD-A                              885215731       44 1325.052 SH       SOLE                 1325.052
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       54  675.000 SH       SOLE                  675.000
ISHARES LEHMAN TRES PROT INF S                  464287176      187 1820.000 SH       SOLE                 1820.000
GENERAL GROWTH PROP                             370021107      280  5955.00 SH       SOLE                  5955.00
LIBERTY PROP TRUST                              531172104        7   175.00 SH       SOLE                   175.00
SIMON PROPERTY GROUP INC                        828806109      369  4810.00 SH       SOLE                  4810.00